Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net sales	$ 1,943,585	$ 1,761,158	$ 1,417,677
Cost of goods sold (excluding amortization expense - See Note 16)	1,330,931	1,166,518	904,234
Gross profit	612,654	594,640	513,443
Selling, general and administrative expenses	455,408	418,856	380,752
Impairment charges	93,000	0	38,000
Restructuring and related charges	3,163	1,433	5,541
Combination, integration and other acquisition-related expenses	8,779	23,885	29,790
Operating income	52,304	150,466	59,360
Other (expense) income, net	(12,607)	18,851	(5,618)
Interest expense, net	32,579	22,326	26,603
Income before taxes and equity in net income of associated companies	7,118	146,991	27,139
Taxes on income (loss) before equity in net income of associated companies	24,925	34,939	(5,296)
(Loss) income before equity in net income of associated companies	(17,807)	112,052	32,435
Equity in net income of associated companies	1,965	9,379	7,352
Net (loss) income	(15,842)	121,431	39,787
Less: Net income attributable to noncontrolling interest	89	62	129
Net (loss) income attributable to Quaker Chemical Corporation	$ (15,931)	$ 121,369	$ 39,658
Per share data:
Net (loss) income attributable to Quaker Chemical Corporation common shareholders – basic (in dollars per share)	$ (0.89)	$ 6.79	$ 2.23
Net (loss) income attributable to Quaker Chemical Corporation common shareholders – diluted (in dollars per share)	$ (0.89)	$ 6.77	$ 2.22